Income Tax (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax [Line Items]
Potential tax benefit amount	$ 179,125,289	$ 164,311,376
Non-refundable tax	$ 3,703,478	$ 2,976,920